The Company and Summary of Significant Accounting Policies and Estimates (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation
Net foreign currency losses	$ 100,000	$ 35,000	$ 100,000	$ 100,000	$ 0
Cash and Cash Equivalents
Cash equivalents	138,982,000		42,471,000	63,641,000
Changes in allowance for doubtful accounts
Balance at Beginning of Period	336,000	225,000	225,000	82,000	110,000
Provision, net of Recoveries	399,000		362,000	321,000	206,000
Write-offs	(407,000)		(251,000)	(178,000)	(234,000)
Balance at End of Period	$ 328,000		$ 336,000	$ 225,000	$ 82,000
Minimum
Property and Equipment
Estimated useful lives of the asset	2 years
Maximum
Property and Equipment
Estimated useful lives of the asset	3 years